T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA  2.6%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,095
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,689
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,091
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 9,810
38,685
ALASKA  0.4%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,383
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 929
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  1,550 1,613
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  1,930 2,024
5,949
ARIZONA  1.4%
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,236
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  4,000 4,169
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1)(2) 1,275 1,263
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 3,150 3,216
Maricopa County IDA, Banner Health Group, Series C, FRN,
100% of MUNIPSA + 0.57%, 3.93%, 1/1/35 (Tender 10/18/24)  6,480 6,475
Maricopa County IDA, Honor Health, Series D, 5.00%,
12/1/29 (1) 1,275 1,352
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (2) 1,000 1,000
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (2) 1,250 1,266
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,561
21,538
CALIFORNIA  4.8%
California, GO, 5.00%, 9/1/25  5,775 5,887
California, GO, 5.00%, 9/1/26  11,750 12,159
California, GO, 5.00%, 8/1/27  1,050 1,082
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,500 6,799

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hospital,
5.00%, 5/15/26  1,000 1,031
California HFFA, Lucile Salter Packard Children's Hospital,
5.00%, 5/15/27  275 288
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.06%, 12/1/50 (Tender 6/1/26)  1,175 1,170
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  5,000 4,874
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,294
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,153
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (2) 2,385 2,432
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (2) 4,000 4,196
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27  750 789
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  7,500 8,015
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.448%, 7/1/27  2,645 2,630
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 876
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1)(2) 3,500 3,678
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (2) 9,250 9,611
70,964
COLORADO  5.2%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,165
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 9,846
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,622
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,666
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 602
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 554
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  1,000 1,010
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  8,855 9,005
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,185
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,163
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29 (2) 5,660 5,829
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (2) 1,000 1,030
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (2) 8,000 8,450

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (2) 5,000 5,321
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (2) 4,265 4,431
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,947
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (2) 2,000 2,104
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (3) 2,500 2,044
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,288
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR +
0.35%, 3.921%, 9/1/39 (Tender 9/1/24)  2,750 2,747
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (4) 200 207
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (4) 200 210
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (4) 200 211
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (4) 300 320
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (4) 275 296
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,084
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,637
76,974
CONNECTICUT  2.2%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,127
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,834
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,049
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,065
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,296
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 4,872
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,151
Connecticut State HEFA, 5.00%, 7/1/24  375 375
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%,
7/1/35 (Tender 7/12/24)  3,475 3,456
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,446
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49  3,000 2,929
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,374
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,300
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,884
33,158

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  2.7%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,609
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,410 1,455
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,065
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/26  5,000 5,132
Dist. of Columbia, Income Tax Revenue, Series C, 5.00%,
12/1/26  5,250 5,463
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (2) 1,975 1,980
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28 (2) 3,000 3,134
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (2) 5,000 5,073
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (2) 4,705 4,831
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (2) 7,000 7,236
39,978
FLORIDA  6.3%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,243
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,402
Broward County Airport System, Series A, 5.00%, 10/1/24 (2) 1,250 1,253
Broward County Airport System, Series A, 5.00%, 10/1/25 (2) 2,065 2,090
Broward County Airport System, Series A, 5.00%, 10/1/28 (2) 2,330 2,432
Broward County Airport System, Series B, 5.00%, 10/1/24 (2) 1,400 1,403
Broward County Airport System, Series B, 5.00%, 10/1/25 (2) 1,500 1,518
Broward County Airport System, Series B, 5.00%, 10/1/28 (2) 1,980 2,067
Broward County Airport System, Series C, 5.00%, 10/1/25 (2) 1,235 1,250
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,319
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/24  1,100 1,100
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 502
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 250
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4) 2,750 2,878
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,803
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 4,963
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,474
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,453

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%,
6/1/31  9,065 9,175
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 3.90%, 11/15/42  3,500 3,500
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/28  1,000 1,067
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/29  750 812
Marion County School Board, COP, 5.00%, 6/1/27 (4) 1,000 1,044
Marion County School Board, COP, 5.00%, 6/1/28 (4) 2,750 2,915
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,531
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,001
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,001
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/25 (5) 4,870 4,875
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 212
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/29  1,230 1,316
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/30  1,825 1,974
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,278
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,012
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 628
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 615
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,895 1,897
94,253
GEORGIA  5.7%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (2) 2,635 2,666
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (2) 5,095 5,215
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 6,015
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,040
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28) (1) 1,900 1,900
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,769
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,825
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 354
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,176
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,174

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/25  400 404
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/25  245 246
Georgia Ports Auth., 5.00%, 7/1/26  750 774
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,180
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/24  4,535 4,532
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25  4,760 4,760
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 505
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,523
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 3,942
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  14,275 14,246
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,044
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  6,985 6,982
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  12,310 12,292
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  2,000 2,036
85,600
HAWAII  0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,634
2,634
ILLINOIS  5.4%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (2) 5,000 5,200
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 3,000 3,164
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 6,000 6,016
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,030
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,594
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,867
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 462
Illinois, GO, 5.00%, 1/1/28  2,010 2,041
Illinois, GO, 5.00%, 2/1/29  4,520 4,648
Illinois, Series A, GO, 5.00%, 10/1/25  705 715
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,197
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,236
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,255
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,698
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,297

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,111
Illinois, Series C, GO, 5.00%, 11/1/29  3,500 3,627
Illinois, Series D, GO, 5.00%, 7/1/25  4,920 4,979
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,662
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN,
5.00%, 5/15/50 (Tender 11/15/24)  4,925 4,926
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,002
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,269
Illinois Fin. Auth., Uchicago Medicine, Series B-1, VRDN,
5.00%, 8/15/52 (Tender 8/15/25)  3,000 3,032
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,645 4,810
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25 (6) 1,140 1,153
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (6) 1,320 1,353
81,344
INDIANA  0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 846
846
IOWA  0.5%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  7,785 7,922
7,922
KENTUCKY  1.3%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 612
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 555
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,115
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,398
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,087
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,239
19,006
LOUISIANA  0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC
Project, VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (2) 2,775 2,729
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 992
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,598
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (2) 250 251

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,995
7,565
MARYLAND  9.0%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 1,981
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,392
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,948
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,037
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,688
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,001
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  3,155 3,170
Harford County, GO, 5.00%, 10/1/27  2,500 2,634
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,064
Harford County, Series B, GO, 5.00%, 2/1/29  3,080 3,314
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  5,110 5,374
Maryland, GO, 5.00%, 8/1/31  9,725 10,343
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,271
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,140
Maryland, Series A, GO, 5.00%, 3/15/27  2,280 2,381
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,255
Maryland DOT, 4.00%, 11/1/29  1,235 1,208
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,079
Maryland HHEFA, 5.00%, 7/1/24  400 400
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25  1,000 1,003
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,298
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,558
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,020
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 671
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,274
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,455
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,674
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (6) 795 796

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (7) 1,535 1,536
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (7) 5,000 5,146
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (7) 2,585 2,660
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (7) 4,000 4,116
Maryland Transportation Auth., Passenger Facility Charge
Revenue, Series 2019, 5.00%, 6/1/25 (2) 3,400 3,429
Maryland, Group 1, Series A, GO, 5.00%, 3/15/28  2,595 2,753
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,535
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 8/1/25  7,000 7,125
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 8/1/27  4,810 5,055
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,364
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,081
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 659
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,950
134,838
MICHIGAN  2.0%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (8) 1,855 1,881
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (4) 975 975
Great Lakes Water Auth., Water Supply System, Series A,
5.00%, 7/1/25  1,500 1,522
Great Lakes Water Auth., Water Supply System, Series D,
5.00%, 7/1/31  1,000 1,022
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 5,972
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (4) 2,500 2,502
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  3,980 4,082
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2,
5.00%, 7/1/27 (4) 2,850 2,852
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4,
5.00%, 7/1/29  1,500 1,501
Michigan Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/24  995 1,001
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 864
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 785
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (2) 2,405 2,439

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (2) 1,330 1,343
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 431
29,172
MINNESOTA  1.4%
Minnesota, Series 2023D, GO, 5.00%, 8/1/27  2,495 2,620
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,502
Minnesota, Series D, GO, 5.00%, 8/1/25  5,000 5,090
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,018
21,230
MISSOURI  1.0%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (2) 1,500 1,508
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  13,140 13,736
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(4) 375 379
15,623
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,024
2,024
NEVADA  0.8%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (2) 3,000 3,093
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (4) 650 643
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (4) 500 515
Clark County School Dist., Series B, GO, 5.00%, 6/15/28 (4) 5,000 5,297
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,804
11,352
NEW JERSEY  4.0%
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,054
New Jersey Economic Dev. Auth., Transit Transportation
Project, Series A, 5.00%, 11/1/29  5,065 5,426
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,407
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,256
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 847
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  3,305 3,441
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,156
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,659

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,458
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,610
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 1,987
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 590
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29 (1) 5,150 5,492
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,103
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 14,912
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,000
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,146
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,613
59,157
NEW YORK  5.3%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,004
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,271
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,271
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,168
Metropolitan Transportation Auth., Series E-1, VRDN, 4.00%,
11/15/50  1,600 1,600
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,244
New York City, Series E, GO, 5.00%, 8/1/29  5,000 5,381
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,064
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,000 989
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (4) 1,315 1,378
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,214
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,345
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,500 4,774
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,000 4,885
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 1,270 1,270
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (2) 7,000 7,187

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (2) 2,000 2,004
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 5,510 5,642
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 7,300 7,550
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 2,350 2,428
78,669
NORTH CAROLINA  3.9%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 691
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 864
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 932
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,825 7,402
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,025 11,614
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,275
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 264
North Carolina Medical Care Commission, 5.00%, 3/1/26  490 493
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 292
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,312
North Carolina Medical Care Commission, Retirement Fac.
First Meeting, 4.00%, 1/1/25  250 249
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24  180 180
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 126
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/28 (Prerefunded 6/1/25) (7) 1,575 1,598
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,127
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,145
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/28  1,600 1,693
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/26  950 984
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/27  630 663
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (2) 1,400 1,441

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,409
58,754
OHIO  1.3%
Columbus, Series 2, GO, 5.00%, 8/15/26  945 977
Columbus, Series A, GO, 5.00%, 8/15/27  1,000 1,053
Columbus, Series B, GO, 5.00%, 8/15/27  1,640 1,726
Columbus, Series B, GO, 5.00%, 8/15/28  2,390 2,558
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 201
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 152
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.95%, 1/1/43  800 800
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  1,500 1,437
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,215
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,143
19,262
OKLAHOMA  0.4%
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,438
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (5) 700 734
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (5) 1,025 1,091
5,263
OREGON  1.0%
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,671
Oregon, Series A, GO, 5.00%, 5/1/27  3,000 3,139
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,251
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,776
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (2) 6,455 6,792
15,629
PENNSYLVANIA  2.1%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (2)(4) 1,400 1,465
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 502
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 558
Bucks County IDA, 5.00%, 7/1/25  350 346
Bucks County IDA, 5.00%, 7/1/26  450 444
Bucks County IDA, 5.00%, 7/1/27  475 465
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,298
Butler County Hosp. Auth., 5.00%, 7/1/25  705 701
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,701

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,690
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,192
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,087
Philadelphia Airport, Series C, 5.00%, 7/1/25 (2) 8,065 8,148
Philadelphia Airport, Series C, 5.00%, 7/1/26 (2) 1,080 1,101
Philadelphia Airport, Series C, 5.00%, 7/1/27 (2) 1,135 1,169
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 4.10%, 6/1/35  100 100
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  2,290 2,319
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (4) 2,500 2,557
31,843
PUERTO RICO  5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (9) 6,800 7,091
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (9) 5,000 5,248
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (9) 2,075 2,077
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (9) 1,250 1,295
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,306
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,620
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 6,210
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 457
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 876
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,880
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,577
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,323
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,557
88,517
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  1,290 1,287
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 412

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 444
2,143
SOUTH CAROLINA  1.3%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,585 1,695
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,078
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,182
South Carolina Ports Auth., 5.00%, 7/1/24 (2) 850 850
South Carolina Ports Auth., 5.00%, 7/1/25 (2) 1,190 1,199
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (2)(7) 3,240 3,288
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,734
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,809
19,835
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,019
1,019
TENNESSEE  0.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,624
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,302
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (2) 690 711
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 1,000 1,041
10,678
TEXAS  9.0%
Austin Airport System, 5.00%, 11/15/27 (2) 1,780 1,782
Austin Airport System, Series A, 5.00%, 11/15/26  545 565
Austin Airport System, Series B, 5.00%, 11/15/28 (2) 2,255 2,357
Austin Airport System, Series B, 5.00%, 11/15/29 (2) 1,200 1,224
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,503
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,755
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,155
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,201
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,648
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,729
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25) (7) 1,475 1,498

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,316
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  15,280 15,573
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%,
8/15/24  3,120 3,118
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,063
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 1,984
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 1,979
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 11,960
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,534
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,154
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,305 2,409
Houston Airport System, Series A, 5.00%, 7/1/26 (2) 1,250 1,276
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (2) 2,130 2,233
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (4)(6) 6,000 5,669
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,624
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,621
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (2) 855 855
Lower Colorado River Auth., Series A, 5.00%, 5/15/27 (4) 2,000 2,080
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (4) 1,500 1,579
Midland Independent School Dist., GO, 5.00%, 2/15/30  1,500 1,633
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 462
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,144
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,842
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,039
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (2)(9) 500 480
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,271
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,088
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,059
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  9,725 9,991
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,526
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,367
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,246
Texas Transportation Commission, GO, 5.00%, 4/1/28  9,000 9,549

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,367
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,554
134,062
UTAH  1.9%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,062
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,095
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 3,983
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (2) 2,030 2,091
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (2) 2,000 2,065
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (2) 3,960 4,037
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (2) 5,080 5,233
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (2) 1,155 1,177
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (2) 2,000 2,105
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,495
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,050
Vineyard Redev. Agency, 5.00%, 5/1/27 (4) 615 638
28,031
VIRGINIA  6.3%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,355
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 926
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 7,947
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,053
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 5,924
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,581
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,336
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,151
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,750
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 225
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,617
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,500
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/29  1,000 1,091
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (7) 4,335 4,474
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26 (6) 4,850 4,985
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,342
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,000 1,966

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,078
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,192
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,199
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,020 3,187
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,707
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,006
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (2) 3,250 3,235
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 2,979
94,806
WASHINGTON  2.6%
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 (Prerefunded 11/1/25) (7) 2,000 2,017
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,282
Energy Northwest, Series A, 5.00%, 7/1/28  2,900 3,085
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,189
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,667
Port of Seattle, Series C, 5.00%, 8/1/28 (2) 3,000 3,118
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,198
Washington, Series C, GO, 5.00%, 2/1/28  5,000 5,293
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,187
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,060
39,096
WISCONSIN  0.3%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  2,500 2,657
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  2,000 2,015
4,672
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  99.8%
(Cost $1,512,406) $ 1,492,092
Other Assets Less Liabilities 0.2% 2,415
Net Assets 100.0% $ 1,494,507

T. ROWE PRICE Tax-Free Short-Intermediate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Interest subject to alternative minimum tax.
(3) Insured by National Public Finance Guarantee Corporation
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Financial Guaranty Insurance Company
(9) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,191 and represents 1.1% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 189 U.S. Treasury Notes five year contracts 9/24 19,996 $ (8)
Net payments (receipts) of variation margin to date 40
Variation margin receivable (payable) on open futures contracts $ 32

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/29/24
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Tax-Free Short-Intermediate Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,492,091 $ — $ 1,492,091
Short-Term Investments 1 — — 1
Total $ 1 $ 1,492,091 $ — $ 1,492,092
Liabilities
Futures Contracts* $ 8 $ — $ — $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F56-054Q1 05/24